Note 8 - Equity and Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock Options – 2016 Omnibus Plan	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2017	1,265,000	$1.00	9.51	$-
Granted	22,500	$2.00	10.00	$-
Exercised	-
Forfeited or expired	(61,667)	$1.00		$-
Outstanding at March 31, 2017	1,225,833	$1.02	9.28	$-
Exercisable at March 31, 2017	481,665	$1.00	9.26	$-
Vested and expected to vest at March 31, 2017	1,225,833	$1.02	9.28	$-

Stock Options – Incentive Plans	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2016	11,069,166	$0.78	6.1	$-
Granted	-	$-		$-
Exercised	-	$-		$-
Forfeited or expired	(11,069,166)	$0.78		$-
Outstanding at May 4, 2016	-	$-	-	$-
Exercisable at May 4, 2016	-	$-	-	$-
Vested and expected to vest at May 4, 2016	-	$-	-	$-

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
	Successor	Predecessor
	Three Months ended March 31, 2017	Three Months ended March 31, 2016

Sales and marketing	$1,122	$13,545
Research and development	3,111	4,944
General and administrative	11,575	21,042
	$15,808	$39,531

	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year Ended December 31, 2015
	Successor	Predecessor	Predecessor

Sales and marketing	$8,963	$18,504	$156,297
Research and development	9,769	6,858	74,989
General and administrative	56,267	29,719	551,469
	$74,999	$55,081	$782,755